UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2007

1.804834.103

CAF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Automobiles - 3.0%
Fiat SpA	2,515,885	$ 74,774
Ford Motor Co. (d)	8,646,600	73,583
General Motors Corp.	2,517,300	81,561
Renault SA	365,600	53,559
		283,477
Diversified Consumer Services - 0.2%
Corinthian Colleges, Inc. (a)	1,556,138	20,961
Hotels, Restaurants & Leisure - 3.1%
Accor SA	2,124,744	184,038
Compass Group PLC	3,615,300	24,640
Orient Express Hotels Ltd. Class A	1,047,936	48,677
Paddy Power PLC (Ireland)	914,200	29,460
		286,815
Household Durables - 1.1%
Whirlpool Corp. (d)	994,059	101,503
Media - 5.0%
Mediacom Communications Corp. Class A (a)	2,909,723	26,362
Pearson PLC	2,979,300	48,236
The Walt Disney Co.	11,741,493	387,469
		462,067
Multiline Retail - 0.8%
Saks, Inc. (d)	4,310,500	79,787
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	1,634,400	114,245
American Eagle Outfitters, Inc.	1,041,150	25,258
bebe Stores, Inc. (d)	2,277,600	31,590
Guess?, Inc. (d)	1,882,200	89,386
Tiffany & Co., Inc.	806,200	38,899
Wet Seal, Inc. Class A (a)	1,125,056	5,243
		304,621
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	778,600	35,395
Deckers Outdoor Corp. (a)(d)(e)	791,600	81,614
VF Corp.	390,000	33,458
		150,467
TOTAL CONSUMER DISCRETIONARY		1,689,698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Remy Cointreau SA	131,200	$ 9,608
Food & Staples Retailing - 0.4%
Tesco PLC	4,890,500	40,917
TOTAL CONSUMER STAPLES		50,525
ENERGY - 4.9%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	224,800	27,001
Rowan Companies, Inc. (d)	494,500	20,863
Schlumberger Ltd. (NY Shares)	899,100	85,163
		133,027
Oil, Gas & Consumable Fuels - 3.5%
Cameco Corp.	894,950	36,328
ConocoPhillips	1,306,200	105,593
Marathon Oil Corp.	1,539,800	84,997
Sunoco, Inc.	404,600	26,995
Tesoro Corp.	404,600	20,149
Uranium One, Inc. (a)	1,644,200	19,067
Williams Companies, Inc.	988,900	31,892
		325,021
TOTAL ENERGY		458,048
FINANCIALS - 4.6%
Capital Markets - 3.6%
E*TRADE Financial Corp. (a)	2,764,400	51,197
Janus Capital Group, Inc.	2,124,500	63,862
Jefferies Group, Inc.	2,368,700	62,226
Man Group plc	10,529,770	121,496
T. Rowe Price Group, Inc.	681,651	35,534
		334,315
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	1,705,300	59,549
Jones Lang LaSalle, Inc.	302,100	33,165
		92,714
TOTAL FINANCIALS		427,029
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.1%
Biotechnology - 4.4%
Biogen Idec, Inc. (a)	7,332,159	$ 414,562
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (d)	1,784,162	71,384
VCA Antech, Inc. (a)	1,877,838	73,874
		145,258
Life Sciences Tools & Services - 0.2%
Techne Corp. (a)	330,793	18,610
Pharmaceuticals - 2.9%
Elan Corp. PLC sponsored ADR (a)	9,291,455	174,029
Merck & Co., Inc.	1,896,600	94,166
		268,195
TOTAL HEALTH CARE		846,625
INDUSTRIALS - 30.4%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,300,400	102,159
Lockheed Martin Corp.	325,800	32,085
Raytheon Co.	1,007,971	55,801
United Technologies Corp.	633,200	46,205
		236,250
Airlines - 8.6%
AMR Corp. (a)(d)(e)	12,476,600	307,922
Continental Airlines, Inc. Class B (a)	4,842,600	152,590
Ryanair Holdings PLC sponsored ADR (a)(d)	2,050,000	85,055
UAL Corp. (a)(d)	2,971,191	131,148
US Airways Group, Inc. (a)	4,006,600	124,245
		800,960
Building Products - 0.2%
Assa Abloy AB (B Shares)	1,084,600	23,742
Commercial Services & Supplies - 1.0%
Fuel Tech, Inc. (a)(d)	760,521	21,272
Stericycle, Inc. (a)	1,534,464	73,562
		94,834
Electrical Equipment - 6.1%
ABB Ltd. sponsored ADR	5,963,200	143,534
Alstom SA	1,860,300	340,593
Schneider Electric SA	595,417	80,773
		564,900
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
Siemens AG sponsored ADR	857,440	$ 108,578
Machinery - 4.2%
Atlas Copco AB (A Shares)	1,342,200	23,690
Cummins, Inc.	632,100	75,030
Deere & Co.	805,000	96,938
Force Protection, Inc. (a)(d)	635,070	9,971
Invensys PLC (a)	9,395,200	72,811
Kennametal, Inc.	779,700	59,772
SPX Corp.	586,500	55,055
		393,267
Road & Rail - 6.6%
Burlington Northern Santa Fe Corp.	2,775,050	227,943
CSX Corp.	723,400	34,296
Hertz Global Holdings, Inc.	5,164,000	115,622
Norfolk Southern Corp.	2,382,308	128,121
Union Pacific Corp.	906,300	107,977
		613,959
TOTAL INDUSTRIALS		2,836,490
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	2,894,005	83,666
Harris Corp.	1,207,800	66,284
		149,950
Computers & Peripherals - 2.2%
Apple, Inc. (a)	584,500	77,014
Diebold, Inc.	1,540,294	78,047
SanDisk Corp. (a)	831,600	44,599
		199,660
Internet Software & Services - 1.6%
DealerTrack Holdings, Inc. (a)(e)	2,145,392	77,363
Equinix, Inc. (a)	269,778	23,446
The Knot, Inc. (a)(d)(e)	1,807,621	32,808
ValueClick, Inc. (a)	737,250	15,762
		149,379
Semiconductors & Semiconductor Equipment - 1.8%
ANADIGICS, Inc. (a)(d)	2,221,689	32,281
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Infineon Technologies AG sponsored ADR (a)	4,392,900	$ 71,912
Micron Technology, Inc. (a)(d)	5,422,500	64,365
		168,558
Software - 0.7%
Business Objects SA sponsored ADR (a)(d)	1,459,297	65,668
TOTAL INFORMATION TECHNOLOGY		733,215
MATERIALS - 8.8%
Chemicals - 6.2%
Airgas, Inc.	761,100	35,543
Bayer AG sponsored ADR	830,400	58,767
Ecolab, Inc.	1,019,800	42,944
Monsanto Co.	5,708,679	367,924
Syngenta AG sponsored ADR (d)	2,046,100	77,118
		582,296
Metals & Mining - 2.6%
Allegheny Technologies, Inc.	588,110	61,710
BHP Billiton Ltd. sponsored ADR (d)	674,300	43,007
Cleveland-Cliffs, Inc.	359,600	24,909
Freeport-McMoRan Copper & Gold, Inc. Class B	539,426	50,695
Silver Wheaton Corp. (a)	1,438,400	19,701
Titanium Metals Corp. (a)	1,171,110	39,138
		239,160
TOTAL MATERIALS		821,456
TELECOMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 7.1%
AT&T, Inc.	4,242,000	166,117
Cable & Wireless PLC	4,513,322	15,568
Cbeyond, Inc. (a)(d)	798,765	28,252
France Telecom SA	1,351,800	36,729
Qwest Communications International, Inc. (a)	33,627,000	286,838
Verizon Communications, Inc.	2,983,400	127,153
		660,657
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	4,680,700	194,998
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp. Class A (a)	3,527,506	$ 36,086
NII Holdings, Inc. (a)	655,849	55,104
		286,188
TOTAL TELECOMMUNICATION SERVICES		946,845
UTILITIES - 1.9%
Gas Utilities - 0.5%
Questar Corp.	807,302	41,568
Independent Power Producers & Energy Traders - 1.4%
EDF Energies Nouvelles SA (d)	966,727	63,495
International Power PLC	8,245,534	69,303
		132,798
TOTAL UTILITIES		174,366
TOTAL COMMON STOCKS (Cost $7,666,570)		8,984,297
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 15,269	916
7.9% 12/15/09 (a)	3,920	255
8.3% 12/15/29 (a)	42,340	2,752
9% 5/15/16 (a)	4,930	296
9.75% 5/15/21 (a)	2,556	153
10% 8/15/08 (a)	8,047	523
10.375% 2/1/11 (a)	3,920	235
		5,130
TOTAL NONCONVERTIBLE BONDS (Cost $2,368)		5,130
Money Market Funds - 9.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.38% (b)	418,332,819	$ 418,333
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	498,400,925	498,401
TOTAL MONEY MARKET FUNDS (Cost $916,734)		916,734
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $8,585,672)		9,906,161
NET OTHER ASSETS - (6.3)%		(585,462)
NET ASSETS - 100%		$ 9,320,699
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,298
Fidelity Securities Lending Cash Central Fund	4,077
Total	$ 16,375
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 99,808	$ 255,489	$ 4,784	$ -	$ 307,922
ANADIGICS, Inc.	-	35,710	8,950	-	-
DealerTrack Holdings, Inc.	36,076	20,111	-	-	77,363
Deckers Outdoor Corp.	42,089	-	-	-	81,614
Flow International Corp.	23,454	-	22,160	-	-
Fuel Tech, Inc.	23,559	19,334	32,447	-	-
The Knot, Inc.	-	53,901	6,260	-	32,808
Total	$ 224,986	$ 384,545	$ 74,601	$ -	$ 499,707
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $8,599,540,000. Net unrealized appreciation aggregated $1,306,621,000, of which $1,538,372,000 related to appreciated investment securities and $231,751,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2007

1.804820.103

FDE-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	900,000	$ 25,848
Automobiles - 0.4%
General Motors Corp. (d)	1,300,000	42,120
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	5,600,000	268,072
Household Durables - 0.6%
Whirlpool Corp.	600,000	61,266
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	1,000,000	26,610
Media - 2.3%
The Walt Disney Co.	1,600,000	52,800
Time Warner, Inc.	9,250,000	178,155
		230,955
Multiline Retail - 1.5%
JCPenney Co., Inc.	2,250,000	153,090
Specialty Retail - 0.2%
AutoZone, Inc. (a)	150,000	19,022
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	2,300,000	129,835
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	800,000	16,632
		146,467
TOTAL CONSUMER DISCRETIONARY		973,450
CONSUMER STAPLES - 9.4%
Beverages - 2.3%
InBev SA	400,000	32,496
Molson Coors Brewing Co. Class B	1,933,200	171,939
Pepsi Bottling Group, Inc.	800,000	26,768
		231,203
Food & Staples Retailing - 2.5%
Kroger Co.	8,100,000	210,276
Wal-Mart Stores, Inc.	800,000	36,760
		247,036
Food Products - 0.9%
Dean Foods Co.	1,100,000	31,647
Tyson Foods, Inc. Class A	2,700,000	57,510
		89,157
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.7%
NBTY, Inc. (a)	1,478,600	$ 64,378
Tobacco - 3.0%
Altria Group, Inc.	4,450,000	295,792
TOTAL CONSUMER STAPLES		927,566
ENERGY - 10.7%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc. (a)	368,900	44,309
Pride International, Inc. (a)	1,300,000	45,565
Tidewater, Inc.	750,000	51,315
		141,189
Oil, Gas & Consumable Fuels - 9.3%
ConocoPhillips	3,997,268	323,139
Marathon Oil Corp.	5,726,600	316,108
Tesoro Corp.	3,600,000	179,280
Valero Energy Corp.	1,500,000	100,515
		919,042
TOTAL ENERGY		1,060,231
FINANCIALS - 19.9%
Capital Markets - 6.4%
Ameriprise Financial, Inc.	400,000	24,108
Franklin Resources, Inc.	200,000	25,474
Goldman Sachs Group, Inc.	1,000,000	188,340
Janus Capital Group, Inc.	690,899	20,768
Merrill Lynch & Co., Inc.	1,900,000	140,980
Morgan Stanley	3,615,700	230,935
		630,605
Commercial Banks - 1.2%
Barclays PLC Sponsored ADR	750,000	41,993
Royal Bank of Scotland Group PLC	6,801,132	81,859
		123,852
Diversified Financial Services - 5.1%
CIT Group, Inc.	1,000,000	41,180
ING Groep NV sponsored ADR	850,000	35,853
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc. (a)	100,000	$ 15,113
JPMorgan Chase & Co.	9,400,000	413,690
		505,836
Insurance - 7.2%
ACE Ltd.	500,000	28,860
Allianz AG sponsored ADR	3,050,000	64,660
Allied World Assurance Co. Holdings Ltd.	550,000	26,098
Allstate Corp. (d)	2,800,000	148,820
American International Group, Inc.	3,600,000	231,048
Axis Capital Holdings Ltd.	550,000	20,268
Prudential Financial, Inc.	700,000	62,041
The Travelers Companies, Inc.	2,600,000	132,028
		713,823
TOTAL FINANCIALS		1,974,116
HEALTH CARE - 10.3%
Biotechnology - 0.7%
Cephalon, Inc. (a)	500,000	37,570
CSL Ltd.	400,000	30,319
		67,889
Health Care Equipment & Supplies - 0.3%
West Pharmaceutical Services, Inc.	550,000	25,454
Health Care Providers & Services - 2.7%
Humana, Inc. (a)	2,556,113	163,821
Medco Health Solutions, Inc. (a)	1,300,000	105,651
		269,472
Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	1,300,000	36,179
Thermo Fisher Scientific, Inc. (a)	500,000	26,105
		62,284
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	1,600,000	45,456
King Pharmaceuticals, Inc. (a)	500,000	8,505
Merck & Co., Inc.	7,396,900	367,256
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Par Pharmaceutical Companies, Inc. (a)	950,000	$ 22,506
Schering-Plough Corp.	5,500,000	156,970
		600,693
TOTAL HEALTH CARE		1,025,792
INDUSTRIALS - 9.9%
Aerospace & Defense - 4.8%
Lockheed Martin Corp.	1,800,000	177,264
Northrop Grumman Corp.	1,350,000	102,735
Precision Castparts Corp.	200,000	27,412
Raytheon Co.	2,986,700	165,344
		472,755
Building Products - 0.3%
Masco Corp.	1,000,000	27,210
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	350,000	29,029
Tyco International Ltd.	1,600,000	75,664
		104,693
Machinery - 3.8%
Cummins, Inc.	1,030,000	122,261
Deere & Co.	550,000	66,231
Eaton Corp.	500,000	48,590
Ingersoll-Rand Co. Ltd. Class A	1,100,000	55,352
Pall Corp.	1,000,000	41,520
Terex Corp. (a)	550,000	47,438
		381,392
TOTAL INDUSTRIALS		986,050
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 0.8%
Nokia Corp. sponsored ADR	2,700,000	77,328
Computers & Peripherals - 9.5%
Apple, Inc. (a)	850,000	111,996
Hewlett-Packard Co.	8,500,000	391,255
International Business Machines Corp.	3,705,700	410,036
Western Digital Corp. (a)	1,400,000	29,890
		943,177
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.6%
Tyco Electronics Ltd. (a)	1,600,000	$ 57,312
IT Services - 0.8%
Accenture Ltd. Class A	1,000,000	42,130
Fidelity National Information Services, Inc.	800,000	39,704
		81,834
Office Electronics - 2.0%
Xerox Corp. (a)	11,500,000	200,790
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV (NY Shares) (a)	2,500,000	73,900
Software - 1.5%
Microsoft Corp.	5,000,000	144,950
TOTAL INFORMATION TECHNOLOGY		1,579,291
MATERIALS - 1.8%
Chemicals - 0.2%
Dow Chemical Co.	500,000	21,740
Metals & Mining - 1.6%
Commercial Metals Co.	2,266,800	69,908
Reliance Steel & Aluminum Co.	500,000	26,270
United States Steel Corp.	650,000	63,889
		160,067
TOTAL MATERIALS		181,807
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	5,094,750	199,510
Verizon Communications, Inc.	2,600,000	110,812
		310,322
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	3,700,000	75,961
TOTAL TELECOMMUNICATION SERVICES		386,283
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 4.2%
Gas Utilities - 0.6%
Energen Corp.	600,000	$ 31,746
Questar Corp.	500,000	25,745
		57,491
Independent Power Producers & Energy Traders - 3.3%
Constellation Energy Group, Inc.	650,000	54,470
Mirant Corp. (a)	1,100,000	41,613
NRG Energy, Inc. (a)	1,200,000	46,260
TXU Corp.	2,862,200	186,759
		329,102
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	300,000	25,845
TOTAL UTILITIES		412,438
TOTAL COMMON STOCKS (Cost $8,739,198)		9,507,024
U.S. Treasury Obligations - 0.3%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.71% to 4.93% 9/6/07 to 10/25/07 (e) (Cost $28,918)	$ 29,110	28,919
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	639,830,875	639,831
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	34,283,250	34,283
TOTAL MONEY MARKET FUNDS (Cost $674,114)		674,114
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $9,442,230)		10,210,057
NET OTHER ASSETS - (2.9)%		(286,800)
NET ASSETS - 100%		$ 9,923,257
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
982 S&P 500 Index Contracts	Sept. 2007	$ 358,896	$ (13,520)
The face value of futures purchased as a percentage of net assets - 3.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,872,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,238
Fidelity Securities Lending Cash Central Fund	85
Total	$ 10,323
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,445,334,000. Net unrealized appreciation aggregated $764,723,000, of which $1,095,537,000 related to appreciated investment securities and $330,814,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2007

1.804874.103

TQG-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 0.8%
Renault SA	4,100	$ 600,632
Hotels, Restaurants & Leisure - 1.3%
Accor SA	10,800	935,459
Media - 2.2%
Comcast Corp. Class A (a)	62,300	1,636,621
TOTAL CONSUMER DISCRETIONARY		3,172,712
CONSUMER STAPLES - 6.2%
Beverages - 3.2%
The Coca-Cola Co.	45,000	2,344,950
Food Products - 0.7%
Tyson Foods, Inc. Class A	24,000	511,200
Personal Products - 2.3%
Chattem, Inc. (a)	29,700	1,667,952
TOTAL CONSUMER STAPLES		4,524,102
ENERGY - 10.7%
Energy Equipment & Services - 5.8%
Rowan Companies, Inc. (d)	28,000	1,181,320
Schlumberger Ltd. (NY Shares)	20,000	1,894,400
Smith International, Inc.	19,000	1,166,790
		4,242,510
Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corp.	42,400	3,609,512
TOTAL ENERGY		7,852,022
FINANCIALS - 17.2%
Capital Markets - 9.4%
Janus Capital Group, Inc.	30,000	901,800
State Street Corp.	56,300	3,773,789
T. Rowe Price Group, Inc.	43,100	2,246,803
		6,922,392
Insurance - 2.5%
AFLAC, Inc.	35,200	1,834,624
Real Estate Management & Development - 2.3%
CB Richard Ellis Group, Inc. Class A (a)	49,000	1,711,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 3.0%
Fannie Mae	37,000	$ 2,214,080
TOTAL FINANCIALS		12,682,176
HEALTH CARE - 2.1%
Biotechnology - 1.0%
Genentech, Inc. (a)	10,000	743,800
Pharmaceuticals - 1.1%
Merck & Co., Inc.	16,800	834,120
TOTAL HEALTH CARE		1,577,920
INDUSTRIALS - 16.7%
Aerospace & Defense - 2.6%
United Technologies Corp.	26,100	1,904,517
Industrial Conglomerates - 2.1%
General Electric Co.	40,000	1,550,400
Machinery - 5.9%
Eaton Corp.	24,000	2,332,320
PACCAR, Inc.	24,900	2,037,318
		4,369,638
Road & Rail - 6.1%
Hertz Global Holdings, Inc.	31,000	694,090
Union Pacific Corp.	31,500	3,752,910
		4,447,000
TOTAL INDUSTRIALS		12,271,555
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.9%
Infinera Corp.	5,374	122,527
Juniper Networks, Inc. (a)	59,000	1,767,640
Research In Motion Ltd. (a)	4,500	963,000
		2,853,167
Computers & Peripherals - 6.8%
Apple, Inc. (a)	6,000	790,560
Hewlett-Packard Co.	86,700	3,990,801
Netezza Corp.	15,500	236,375
		5,017,736
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.5%
Google, Inc. Class A (sub. vtg.) (a)	7,350	$ 3,748,500
Omniture, Inc.	12,800	292,480
		4,040,980
IT Services - 1.3%
Mastercard, Inc. Class A	6,000	964,800
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	39,000	859,560
Software - 2.9%
Business Objects SA sponsored ADR (a)	19,000	855,000
Jack Henry & Associates, Inc.	15,000	360,300
Oracle Corp. (a)	49,000	936,880
		2,152,180
TOTAL INFORMATION TECHNOLOGY		15,888,423
MATERIALS - 4.2%
Metals & Mining - 4.2%
Arcelor Mittal (NY Shares) Class A	25,000	1,525,500
Freeport-McMoRan Copper & Gold, Inc. Class B	17,000	1,597,660
		3,123,160
TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	119,700	4,687,451
Wireless Telecommunication Services - 2.2%
America Movil SAB de CV Series L sponsored ADR	27,000	1,616,760
TOTAL TELECOMMUNICATION SERVICES		6,304,211
UTILITIES - 2.8%
Independent Power Producers & Energy Traders - 2.8%
EDF Energies Nouvelles SA	12,500	821,010
International Power PLC sponsored ADR	4,500	377,325
NRG Energy, Inc. (a)	22,400	863,520
		2,061,855
TOTAL COMMON STOCKS (Cost $65,813,674)		69,458,136
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	6,691,227	$ 6,691,227
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	1,081,250	1,081,250
TOTAL MONEY MARKET FUNDS (Cost $7,772,477)		7,772,477
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $73,586,151)		77,230,613
NET OTHER ASSETS - (5.0)%		(3,701,748)
NET ASSETS - 100%		$ 73,528,865
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,294
Fidelity Securities Lending Cash Central Fund	12,615
Total	$ 135,909
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $73,672,779. Net unrealized appreciation aggregated $3,557,834, of which $4,918,199 related to appreciated investment securities and $1,360,365 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

July 31, 2007

1.804877.103

SCS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 0.5%
Gentex Corp.	651,500	$ 12,861
Diversified Consumer Services - 0.4%
Stewart Enterprises, Inc. Class A	1,493,000	10,466
Hotels, Restaurants & Leisure - 5.3%
Advani Hotels & Resorts (India) Ltd. (a)	142,143	1,012
BJ's Restaurants, Inc. (a)(d)	304,500	6,090
Carluccio's PLC (e)	3,497,792	14,317
IHOP Corp.	48,800	3,183
McCormick & Schmick's Seafood Restaurants (a)(e)	776,702	18,936
Morgans Hotel Group Co. (a)	37,500	723
P.F. Chang's China Bistro, Inc. (a)(d)	500,400	16,383
Premier Exhibitions, Inc. (a)(d)(e)	1,846,751	30,582
Ruth's Chris Steak House, Inc. (a)	415,000	6,939
The Restaurant Group PLC	928,522	6,116
Vail Resorts, Inc. (a)	550,700	29,490
		133,771
Household Durables - 4.6%
Fourlis Holdings SA	2,458,830	77,788
Ryland Group, Inc.	142,300	4,731
Standard Pacific Corp. (d)	282,300	4,181
Tele Atlas NV (Netherlands) (a)	1,055,200	30,322
		117,022
Internet & Catalog Retail - 0.1%
Orbitz Worldwide, Inc.	228,100	2,755
Leisure Equipment & Products - 0.4%
RC2 Corp. (a)	299,100	10,591
Media - 5.0%
Carmike Cinemas, Inc. (d)(e)	941,400	17,190
Cinemark Holdings, Inc.	308,100	5,037
CTC Media, Inc.	449,200	10,974
Modern Times Group MTG AB (B Shares)	233,700	14,463
National CineMedia, Inc.	1,441,635	35,897
Powerleague Group PLC	3,037,500	6,201
R.H. Donnelley Corp.	139,900	8,748
Regal Entertainment Group Class A	893,500	19,112
Rightmove PLC	820,300	9,673
		127,295
Specialty Retail - 3.7%
Casual Male Retail Group, Inc. (a)(d)	1,018,700	10,411
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Charlotte Russe Holding, Inc. (a)	542,900	$ 9,647
Citi Trends, Inc. (a)(d)	266,200	8,758
Penske Auto Group, Inc.	315,900	6,154
Pier 1 Imports, Inc. (d)	1,872,800	12,211
Select Comfort Corp. (a)(d)	1,011,700	16,126
Shoe Carnival, Inc. (a)	509,200	11,157
Williams-Sonoma, Inc. (d)	590,000	18,166
		92,630
Textiles, Apparel & Luxury Goods - 1.8%
Timberland Co. Class A (a)	331,000	7,868
Volcom, Inc. (a)	462,271	16,401
Worldwide Brand Management AB	1,172,800	20,843
		45,112
TOTAL CONSUMER DISCRETIONARY		552,503
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 0.2%
Itochushokuhin Co. Ltd.	141,100	4,557
Food Products - 2.5%
Corn Products International, Inc.	487,900	21,770
Diamond Foods, Inc.	280,900	4,615
Green Mountain Coffee Roasters, Inc. (a)	750,549	22,254
Sanderson Farms, Inc.	75,300	3,002
Vilmorin & Cie	97,759	12,307
		63,948
Personal Products - 0.5%
Sarantis SA (Reg.)	791,865	11,226
TOTAL CONSUMER STAPLES		79,731
ENERGY - 11.8%
Energy Equipment & Services - 4.5%
AGR Ability Group AS	874,500	8,664
Core Laboratories NV (a)	105,000	11,301
ElectroMagnetic GeoServices ASA (d)	657,100	13,021
John Wood Group PLC	2,218,700	14,671
Oil States International, Inc. (a)	584,900	25,584
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Subsea 7, Inc. (a)(d)	536,500	$ 12,863
Superior Energy Services, Inc. (a)	669,700	27,002
		113,106
Oil, Gas & Consumable Fuels - 7.3%
Aurora Oil & Gas Corp. (a)	1,084,108	2,125
Cabot Oil & Gas Corp.	572,300	19,573
Encore Acquisition Co. (a)(d)	287,650	7,442
Forest Oil Corp. (a)	171,600	6,945
GMX Resources, Inc. (a)(d)	89,600	2,826
Goodrich Petroleum Corp. (a)(d)	712,000	21,424
Kodiak Oil & Gas Corp. (a)	2,514,500	11,567
Mariner Energy, Inc. (a)	828,014	17,496
Plains Exploration & Production Co. (a)	370,300	16,001
Tesoro Corp.	949,000	47,260
Uranium One, Inc. (a)	807,230	9,361
Western Refining, Inc.	403,000	22,367
		184,387
TOTAL ENERGY		297,493
FINANCIALS - 5.7%
Commercial Banks - 1.0%
East West Bancorp, Inc.	314,300	11,522
UCBH Holdings, Inc.	898,000	14,763
		26,285
Diversified Financial Services - 0.6%
Freedom Acquisition Holdings, Inc.:
unit	162,800	2,157
warrants 12/28/11	310,500	932
IMAREX NOS ASA (a)	98,500	1,893
India Hospitality Corp.	888,767	5,910
NETeller PLC (a)	2,504,500	3,498
		14,390
Insurance - 2.0%
Aspen Insurance Holdings Ltd.	733,800	17,941
IPC Holdings Ltd.	334,000	8,287
Montpelier Re Holdings Ltd.	787,924	12,489
Navigators Group, Inc. (a)	234,800	12,282
		50,999
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.4%
Corporate Office Properties Trust (SBI)	203,000	$ 7,651
Extra Space Storage, Inc.	271,700	3,815
Home Properties, Inc.	165,570	7,666
Tanger Factory Outlet Centers, Inc.	275,700	9,217
U-Store-It Trust	446,900	6,395
		34,744
Real Estate Management & Development - 0.5%
Orchid Developments Group Ltd. (a)	2,366,600	7,548
Unite Group PLC	725,387	5,305
		12,853
Thrifts & Mortgage Finance - 0.2%
Triad Guaranty, Inc. (a)	184,640	5,091
TOTAL FINANCIALS		144,362
HEALTH CARE - 12.1%
Biotechnology - 0.0%
Alnylam Pharmaceuticals, Inc. (a)	32,300	779
Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	377,700	9,858
Conceptus, Inc. (a)(d)(e)	1,490,783	24,151
Corin Group PLC	1,693,735	19,921
I-Flow Corp. (a)(d)	962,176	17,040
Somanetics Corp. (a)	142,809	2,509
Stereotaxis, Inc. (a)	1,164,092	15,191
Zoll Medical Corp. (a)	405,900	10,902
		99,572
Health Care Providers & Services - 4.9%
Brookdale Senior Living, Inc.	339,400	13,579
Capital Senior Living Corp. (a)	1,086,200	9,624
Emeritus Corp. (a)(d)	1,061,200	25,999
Healthways, Inc. (a)(d)	570,800	24,944
HMS Holdings Corp. (a)(e)	1,432,100	27,253
Sun Healthcare Group, Inc. (a)	1,628,500	22,017
		123,416
Health Care Technology - 0.4%
Vital Images, Inc. (a)(d)	520,300	10,141
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	78,100	$ 5,512
Pharmaceutical Product Development, Inc.	319,100	10,690
		16,202
Pharmaceuticals - 2.2%
BioMimetic Therapeutics, Inc.	380,257	5,487
Medicis Pharmaceutical Corp. Class A (d)	1,355,100	38,661
Xenoport, Inc. (a)	273,700	11,684
		55,832
TOTAL HEALTH CARE		305,942
INDUSTRIALS - 21.9%
Aerospace & Defense - 1.3%
Hexcel Corp. (a)	755,000	16,414
Orbital Sciences Corp. (a)	786,600	16,668
		33,082
Airlines - 0.6%
US Airways Group, Inc. (a)	508,800	15,778
Building Products - 0.7%
Groupe Vial	78,400	4,452
PGT, Inc.	1,228,402	12,640
		17,092
Commercial Services & Supplies - 6.7%
Corrections Corp. of America (a)	997,556	28,779
Huron Consulting Group, Inc. (a)(e)	1,159,900	78,790
InnerWorkings, Inc. (d)	1,230,300	16,425
PeopleSupport, Inc. (a)(d)	279,800	2,597
Rakentajain Konevuokraamo Oyj (B Shares)	272,300	13,097
The Geo Group, Inc. (a)	724,300	20,034
Wirecard AG	735,900	10,805
		170,527
Construction & Engineering - 3.8%
Granite Construction, Inc.	172,100	11,185
Great Lakes Dredge & Dock Corp. (a)	26,100	218
I Kloukinas-I Lappas SA	871,400	14,523
Infrasource Services, Inc. (a)	719,500	24,909
Quanta Services, Inc. (a)	775,600	22,050
Washington Group International, Inc. (a)	293,200	23,550
		96,435
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 2.9%
Ceres Power Holdings PLC (a)(d)	2,326,600	$ 17,085
Q-Cells AG (d)	370,600	32,810
SolarWorld AG (d)	383,200	18,656
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	102,500	4,134
		72,685
Machinery - 3.6%
Burckhardt Compression Holding AG	95,520	22,499
Cummins, Inc.	202,800	24,072
Donaldson Co., Inc.	329,000	11,972
Hamworthy PLC	971,100	12,122
Valmont Industries, Inc.	283,300	21,415
		92,080
Road & Rail - 0.2%
Old Dominion Freight Lines, Inc. (a)	175,500	5,065
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)(d)	632,050	9,455
Bergman & Beving AB (B Shares)	712,843	25,919
Rush Enterprises, Inc. Class A (a)	583,920	16,321
		51,695
TOTAL INDUSTRIALS		554,439
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.8%
Bookham, Inc. (a)	1,341,716	3,529
Polycom, Inc. (a)	580,700	17,984
		21,513
Computers & Peripherals - 3.5%
Diebold, Inc.	782,000	39,624
Hypercom Corp. (a)	1,268,500	6,520
NCR Corp. (a)	650,600	33,974
STEC, Inc. (a)(d)	1,031,400	7,581
		87,699
Electronic Equipment & Instruments - 1.7%
FLIR Systems, Inc. (a)(d)	959,569	41,885
Internet Software & Services - 4.5%
Bankrate, Inc. (a)(d)	455,908	20,447
Blinkx PLC (a)	6,374,449	5,439
CyberSource Corp. (a)	221,348	2,548
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc.	1,228,894	$ 25,414
Omniture, Inc. (d)	480,237	10,973
ValueClick, Inc. (a)(d)	2,352,000	50,286
		115,107
IT Services - 1.9%
ExlService Holdings, Inc.	439,800	7,437
MoneyGram International, Inc.	713,953	18,270
Patni Computer Systems Ltd. sponsored ADR (d)	403,000	9,471
Syntel, Inc.	390,703	14,069
		49,247
Semiconductors & Semiconductor Equipment - 1.4%
Integrated Device Technology, Inc. (a)	659,100	10,724
Intersil Corp. Class A	383,900	11,229
PDF Solutions, Inc. (a)	638,716	7,083
Silicon Motion Technology Corp. sponsored ADR (a)	186,300	3,409
Supertex, Inc. (a)	62,325	2,176
		34,621
Software - 4.0%
Ansys, Inc. (a)	2,237,470	58,264
Perfect World Co. Ltd. sponsored ADR Class B	7,700	186
Quality Systems, Inc.	488,800	18,936
Synchronoss Technologies, Inc.	645,403	23,467
		100,853
TOTAL INFORMATION TECHNOLOGY		450,925
MATERIALS - 3.8%
Chemicals - 1.0%
Calgon Carbon Corp. (a)(d)	1,746,288	19,209
Toho Tenax Co. Ltd. (a)	1,092,000	6,688
		25,897
Metals & Mining - 2.6%
Carpenter Technology Corp.	275,700	32,723
RTI International Metals, Inc. (a)	193,600	15,341
Shore Gold, Inc. (a)	3,946,600	17,611
		65,675
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
M-real Oyj (B Shares)	772,600	$ 4,937
TOTAL MATERIALS		96,509
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Clipper Windpower PLC (a)	655,000	9,500
Vergnet SA	113,456	2,676
		12,176
TOTAL COMMON STOCKS (Cost $2,211,842)		2,494,080
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 5.38% (b)	60,785,072	60,785
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	264,170,975	264,171
TOTAL MONEY MARKET FUNDS (Cost $324,956)		324,956
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $2,536,798)		2,819,036
NET OTHER ASSETS - (11.5)%		(290,395)
NET ASSETS - 100%		$ 2,528,641
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,783
Fidelity Securities Lending Cash Central Fund	4,065
Total	$ 6,848
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aladdin Knowledge Systems Ltd.	$ 22,739	$ -	$ 23,584	$ -	$ -
Bookham, Inc.	11,061	-	4,627	-	-
Capital Senior Living Corp.	14,010	-	4,235	-	-
Carluccio's PLC	-	14,637	2,310	80	14,317
Carmike Cinemas, Inc.	23,888	1,477	8,389	-	17,190
Cash Systems, Inc.	6,210	-	5,988	-	-
Conceptus, Inc.	33,323	6,833	10,218	-	24,151
Cynosure, Inc. Class A	9,200	-	9,568	-	-
FARO Technologies, Inc.	24,004	-	29,488	-	-
HMS Holdings Corp.	-	35,691	7,197	-	27,253
Huron Consulting Group, Inc.	56,845	5,895	26,564	-	78,790
India Hospitality Corp.	-	6,748	1,445	-	-
McCormick & Schmick's Seafood Restaurants	11,066	11,088	1,955	-	18,936
Optimal Group, Inc. Class A	19,428	-	17,870	-	-
PGT, Inc.	10,471	12,101	5,025	-	-
Premier Exhibitions, Inc.	-	23,678	-	-	30,582
Worldwide Brand Management AB	-	19,992	4,202	119	-
Total	$ 242,245	$ 138,140	$ 162,665	$ 199	$ 211,219
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,537,719,000. Net unrealized appreciation aggregated $281,317,000, of which $466,292,000 related to appreciated investment securities and $184,975,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

July 31, 2007

1.804827.103

FSS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.3%
General Motors Corp.	72,700	$ 2,355
Hotels, Restaurants & Leisure - 0.7%
Jamba, Inc. (a)(d)	228,700	1,832
Starbucks Corp. (a)	106,950	2,853
Starwood Hotels & Resorts Worldwide, Inc.	18,400	1,158
		5,843
Household Durables - 0.9%
D.R. Horton, Inc.	96,600	1,577
Koninklijke Philips Electronics NV (NY Shares)	44,000	1,778
Toll Brothers, Inc. (a)(d)	98,300	2,156
Whirlpool Corp.	24,200	2,471
		7,982
Media - 1.7%
E.W. Scripps Co. Class A	30,940	1,268
News Corp. Class B	188,400	4,269
Time Warner, Inc.	462,360	8,905
		14,442
Multiline Retail - 2.0%
Family Dollar Stores, Inc.	71,500	2,118
JCPenney Co., Inc.	33,700	2,293
Macy's, Inc.	25,600	923
Nordstrom, Inc.	44,000	2,094
Sears Holdings Corp. (a)	22,500	3,078
Target Corp.	113,920	6,900
		17,406
Specialty Retail - 1.5%
Best Buy Co., Inc.	39,500	1,761
Lowe's Companies, Inc.	148,100	4,148
PETsMART, Inc.	73,700	2,383
Staples, Inc.	108,682	2,502
Tiffany & Co., Inc.	53,500	2,581
		13,375
TOTAL CONSUMER DISCRETIONARY		61,403
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.9%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	30,700	$ 2,730
PepsiCo, Inc.	46,100	3,025
		5,755
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	132,700	4,670
Wal-Mart Stores, Inc.	84,400	3,878
		8,548
Food Products - 1.0%
Nestle SA sponsored ADR	86,300	8,328
Household Products - 2.5%
Colgate-Palmolive Co.	55,050	3,633
Procter & Gamble Co.	288,555	17,850
		21,483
Tobacco - 0.7%
Altria Group, Inc.	98,580	6,553
TOTAL CONSUMER STAPLES		50,667
ENERGY - 11.4%
Energy Equipment & Services - 5.4%
Baker Hughes, Inc.	70,500	5,573
Cameron International Corp. (a)	146,700	11,443
Diamond Offshore Drilling, Inc.	13,300	1,372
Halliburton Co.	28,407	1,023
Nabors Industries Ltd. (a)	54,300	1,588
Schlumberger Ltd. (NY Shares)	167,585	15,874
Smith International, Inc.	153,800	9,445
		46,318
Oil, Gas & Consumable Fuels - 6.0%
Chesapeake Energy Corp.	71,600	2,437
Devon Energy Corp.	37,600	2,805
EOG Resources, Inc.	35,800	2,510
Exxon Mobil Corp.	338,710	28,834
Peabody Energy Corp.	66,600	2,815
Petroplus Holdings AG	16,482	1,591
Plains Exploration & Production Co. (a)	83,300	3,599
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	36,010	$ 1,991
Valero Energy Corp.	73,380	4,917
		51,499
TOTAL ENERGY		97,817
FINANCIALS - 19.3%
Capital Markets - 4.2%
Ameriprise Financial, Inc.	60,980	3,675
Charles Schwab Corp.	222,900	4,487
Franklin Resources, Inc.	24,100	3,070
Goldman Sachs Group, Inc.	31,400	5,914
Janus Capital Group, Inc.	60,400	1,816
State Street Corp.	213,126	14,286
T. Rowe Price Group, Inc.	55,200	2,878
		36,126
Commercial Banks - 1.3%
Commerce Bancorp, Inc.	55,500	1,856
PNC Financial Services Group, Inc.	18,400	1,226
Standard Chartered PLC (United Kingdom)	113,868	3,752
U.S. Bancorp, Delaware	26,500	794
Wells Fargo & Co.	104,710	3,536
		11,164
Consumer Finance - 0.6%
American Express Co.	82,700	4,841
Diversified Financial Services - 3.4%
Bank of America Corp.	231,620	10,983
Citigroup, Inc.	383,000	17,836
		28,819
Insurance - 8.7%
ACE Ltd.	90,400	5,218
AFLAC, Inc.	84,800	4,420
American International Group, Inc.	448,830	28,806
Berkshire Hathaway, Inc. Class A (a)	69	7,590
Everest Re Group Ltd.	32,680	3,211
Fidelity National Financial, Inc. Class A	84,000	1,755
Hartford Financial Services Group, Inc.	75,030	6,893
Lincoln National Corp.	39,500	2,383
National Financial Partners Corp.	70,900	3,287
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	8,100	$ 575
Prudential Financial, Inc.	73,600	6,523
W.R. Berkley Corp.	138,382	4,071
		74,732
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	190,500	2,753
Real Estate Management & Development - 0.3%
Mitsui Fudosan Co. Ltd.	62,000	1,619
Move, Inc. (a)	285,446	956
		2,575
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	25,772	726
Hudson City Bancorp, Inc.	322,100	3,936
		4,662
TOTAL FINANCIALS		165,672
HEALTH CARE - 11.9%
Biotechnology - 2.0%
Amgen, Inc. (a)	19,690	1,058
Biogen Idec, Inc. (a)	44,570	2,520
Celgene Corp. (a)	38,800	2,350
Cephalon, Inc. (a)	44,100	3,314
Genentech, Inc. (a)	40,160	2,987
Gilead Sciences, Inc. (a)	59,400	2,211
PDL BioPharma, Inc. (a)	121,500	2,854
		17,294
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	17,400	2,375
Baxter International, Inc.	54,300	2,856
Becton, Dickinson & Co.	55,800	4,261
C.R. Bard, Inc.	42,900	3,366
Cooper Companies, Inc.	38,900	1,950
Covidien Ltd. (a)	71,944	2,946
DJO, Inc. (a)	83,200	3,950
Medtronic, Inc.	112,600	5,705
Mindray Medical International Ltd. sponsored ADR	32,500	1,008
St. Jude Medical, Inc. (a)	61,700	2,662
		31,079
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	34,100	$ 1,364
Cardinal Health, Inc.	26,200	1,722
Health Net, Inc. (a)	29,500	1,461
Healthways, Inc. (a)	540	24
Henry Schein, Inc. (a)	94,500	5,135
I-trax, Inc. (a)	126,200	454
Medco Health Solutions, Inc. (a)	37,900	3,080
UnitedHealth Group, Inc.	38,000	1,840
		15,080
Health Care Technology - 0.2%
IMS Health, Inc.	53,200	1,497
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	53,400	1,302
Millipore Corp. (a)	36,000	2,830
		4,132
Pharmaceuticals - 3.8%
Allergan, Inc.	44,800	2,604
Johnson & Johnson	101,010	6,111
Merck & Co., Inc.	222,600	11,052
Pfizer, Inc.	93,240	2,192
Roche Holding AG (participation certificate)	20,427	3,640
Schering-Plough Corp.	139,900	3,993
Wyeth	69,880	3,391
		32,983
TOTAL HEALTH CARE		102,065
INDUSTRIALS - 12.6%
Aerospace & Defense - 3.4%
EDO Corp.	50,400	1,666
General Dynamics Corp.	105,100	8,257
Hexcel Corp. (a)	80,100	1,741
Honeywell International, Inc.	74,560	4,288
United Technologies Corp.	180,820	13,194
		29,146
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	40,000	1,946
FedEx Corp.	6,900	764
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Panalpina Welttransport Holding AG	4,900	$ 967
United Parcel Service, Inc. Class B	39,900	3,021
		6,698
Airlines - 0.3%
AMR Corp. (a)	37,000	913
UAL Corp. (a)	41,900	1,849
		2,762
Electrical Equipment - 1.1%
Alstom SA	11,300	2,069
Evergreen Solar, Inc. (a)	178,700	1,489
Grupo Corporacion Tecnologica SA	30,700	1,259
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	59,800	2,412
Vestas Wind Systems AS (a)	39,800	2,693
		9,922
Industrial Conglomerates - 5.5%
3M Co.	65,100	5,789
General Electric Co.	807,400	31,298
McDermott International, Inc. (a)	94,300	7,821
Siemens AG sponsored ADR	17,400	2,203
		47,111
Machinery - 0.7%
Danaher Corp.	53,400	3,988
Eaton Corp.	26,600	2,585
		6,573
Road & Rail - 0.8%
Landstar System, Inc.	57,500	2,614
Union Pacific Corp.	33,700	4,015
		6,629
TOTAL INDUSTRIALS		108,841
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 4.8%
Alcatel-Lucent SA sponsored ADR	216,100	2,507
Cisco Systems, Inc. (a)	665,040	19,226
Comverse Technology, Inc. (a)	134,900	2,600
Corning, Inc.	138,760	3,308
Harris Corp.	67,200	3,688
Juniper Networks, Inc. (a)	105,880	3,172
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	57,640	$ 979
QUALCOMM, Inc.	97,400	4,057
Research In Motion Ltd. (a)	10,150	2,172
		41,709
Computers & Peripherals - 2.9%
Apple, Inc. (a)	57,300	7,550
Dell, Inc. (a)	67,900	1,899
EMC Corp. (a)	93,300	1,727
Hewlett-Packard Co.	199,600	9,188
SanDisk Corp. (a)	45,800	2,456
Sun Microsystems, Inc. (a)	342,700	1,748
		24,568
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	73,614	2,808
Internet Software & Services - 2.5%
CMGI, Inc. (a)	491,500	777
eBay, Inc. (a)	159,953	5,182
Google, Inc. Class A (sub. vtg.) (a)	27,920	14,239
Yahoo!, Inc. (a)	46,910	1,091
		21,289
IT Services - 0.6%
Paychex, Inc.	78,180	3,235
The Western Union Co.	97,600	1,947
		5,182
Office Electronics - 0.2%
Canon, Inc.	26,500	1,407
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	214,400	2,903
Applied Materials, Inc.	278,900	6,147
ARM Holdings PLC sponsored ADR	190,900	1,699
Broadcom Corp. Class A (a)	112,900	3,704
Fairchild Semiconductor International, Inc. (a)	121,800	2,223
FormFactor, Inc. (a)	59,600	2,288
Infineon Technologies AG sponsored ADR (a)	198,200	3,245
Intel Corp.	182,900	4,320
Intersil Corp. Class A	41,900	1,226
Lam Research Corp. (a)	16,400	949
Marvell Technology Group Ltd. (a)	178,380	3,211
Maxim Integrated Products, Inc.	112,300	3,560
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	46,800	$ 1,699
Micron Technology, Inc. (a)	127,800	1,517
National Semiconductor Corp.	37,800	982
Samsung Electronics Co. Ltd.	1,180	779
		40,452
Software - 4.5%
Adobe Systems, Inc. (a)(d)	118,500	4,774
Cadence Design Systems, Inc. (a)	52,100	1,115
Cognos, Inc. (a)	61,200	2,455
Electronic Arts, Inc. (a)	49,000	2,383
Microsoft Corp.	731,360	21,202
Nintendo Co. Ltd.	3,100	1,519
Oracle Corp. (a)	226,050	4,322
Quest Software, Inc. (a)	69,800	1,033
		38,803
TOTAL INFORMATION TECHNOLOGY		176,218
MATERIALS - 2.3%
Chemicals - 1.3%
Monsanto Co.	79,200	5,104
Praxair, Inc.	85,100	6,520
		11,624
Metals & Mining - 1.0%
Alcoa, Inc.	92,000	3,514
Meridian Gold, Inc. (a)	73,500	2,075
Titanium Metals Corp. (a)	78,346	2,618
		8,207
TOTAL MATERIALS		19,831
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	391,700	15,339
Level 3 Communications, Inc. (a)	559,000	2,924
Qwest Communications International, Inc. (a)	137,900	1,176
Verizon Communications, Inc.	216,100	9,210
		28,649
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	131,100	$ 5,462
Sprint Nextel Corp.	110,600	2,271
		7,733
TOTAL TELECOMMUNICATION SERVICES		36,382
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	95,400	6,692
TOTAL COMMON STOCKS (Cost $711,422)		825,588
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 5.38% (b)	39,891,453	39,891
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	2,727,525	2,728
TOTAL MONEY MARKET FUNDS (Cost $42,619)		42,619
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $754,041)		868,207
NET OTHER ASSETS - (0.9)%		(8,148)
NET ASSETS - 100%		$ 860,059
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,145
Fidelity Securities Lending Cash Central Fund	52
Total	$ 1,197
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $758,799,000. Net unrealized appreciation aggregated $109,408,000, of which $128,034,000 related to appreciated investment securities and $18,626,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2007

1.804828.103

VAL-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.3%
Gentex Corp.	2,349,760	$ 46,384
The Goodyear Tire & Rubber Co. (a)	408,800	11,741
		58,125
Automobiles - 1.2%
Ford Motor Co.	1,688,700	14,371
Monaco Coach Corp.	380,139	5,303
Nissan Motor Co. Ltd.	2,913,684	31,045
Renault SA	940,545	137,786
Winnebago Industries, Inc. (d)(e)	2,370,291	63,950
		252,455
Diversified Consumer Services - 0.4%
H&R Block, Inc.	3,624,400	72,307
Service Corp. International	1,849,100	22,411
		94,718
Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	2,175,647	25,307
Brinker International, Inc.	3,459,900	93,210
Carnival Corp. unit	2,910,000	128,942
Rare Hospitality International, Inc. (a)(e)	2,202,491	58,939
Royal Caribbean Cruises Ltd.	4,452,420	171,552
WMS Industries, Inc. (a)	2,236,650	58,354
		536,304
Household Durables - 3.0%
Beazer Homes USA, Inc.	167,500	2,343
Black & Decker Corp. (d)	1,358,036	117,565
Ethan Allen Interiors, Inc. (e)	2,070,254	70,720
La-Z-Boy, Inc. (d)	1,695,400	16,971
Leggett & Platt, Inc. (d)	5,757,450	119,352
Samson Holding Ltd.	1,085,000	486
Sealy Corp., Inc. (d)	3,735,244	56,626
The Stanley Works	3,188,900	176,442
Whirlpool Corp.	1,086,200	110,912
		671,417
Leisure Equipment & Products - 2.0%
Brunswick Corp. (e)	5,112,600	142,948
Eastman Kodak Co. (d)	7,817,900	197,402
Polaris Industries, Inc. (d)(e)	1,972,200	97,348
		437,698
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.3%
Cinemark Holdings, Inc.	1,892,000	$ 30,934
E.W. Scripps Co. Class A	2,780,582	113,920
Gannett Co., Inc.	2,338,300	116,681
GateHouse Media, Inc.	383,600	6,517
Getty Images, Inc. (a)	2,738,429	123,038
Grupo Televisa SA de CV (CPO) sponsored ADR	428,400	10,817
Live Nation, Inc. (a)	1,827,962	36,303
Martha Stewart Living Omnimedia, Inc. Class A (d)	843,496	11,396
Omnicom Group, Inc.	1,376,800	71,415
R.H. Donnelley Corp.	1,739,900	108,796
Regal Entertainment Group Class A	2,888,200	61,779
The McClatchy Co. Class A	863,333	21,083
Time Warner, Inc.	216,900	4,177
Valassis Communications, Inc. (a)	1,536,283	18,236
		735,092
Multiline Retail - 0.9%
Family Dollar Stores, Inc.	3,952,500	117,073
Retail Ventures, Inc. (a)	1,685,981	21,951
Sears Holdings Corp. (a)	345,741	47,294
Tuesday Morning Corp.	1,018,859	11,880
		198,198
Specialty Retail - 4.0%
AnnTaylor Stores Corp. (a)	605,900	19,037
AutoNation, Inc. (a)	837,722	16,319
AutoZone, Inc. (a)	234,000	29,674
Best Buy Co., Inc.	1,166,300	52,005
Circuit City Stores, Inc.	4,797,800	57,094
Gap, Inc. (d)	6,113,800	105,157
Group 1 Automotive, Inc. (e)	1,229,400	46,127
OfficeMax, Inc.	3,662,600	120,426
PETsMART, Inc.	3,909,010	126,378
Select Comfort Corp. (a)(d)	1,843,805	29,390
Staples, Inc.	1,218,400	28,048
Tiffany & Co., Inc. (d)	2,464,400	118,907
Williams-Sonoma, Inc. (d)	4,340,100	133,632
		882,194
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc. (d)	5,080,000	$ 178,511
TOTAL CONSUMER DISCRETIONARY		4,044,712
CONSUMER STAPLES - 4.8%
Beverages - 0.4%
Cott Corp. (a)(e)	3,653,200	44,933
SABMiller PLC	1,758,100	45,464
		90,397
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)	10,174,118	56,059
Sysco Corp.	5,176,800	165,036
Winn-Dixie Stores, Inc. (a)(d)	1,210,464	32,331
		253,426
Food Products - 1.5%
Bunge Ltd.	1,200,800	108,804
Chiquita Brands International, Inc.	1,167,694	20,505
Leroy Seafood Group ASA (d)	1,012,400	24,143
Marine Harvest ASA (a)	16,324,000	20,640
Ralcorp Holdings, Inc. (a)	1,301,700	67,636
Tyson Foods, Inc. Class A	4,497,900	95,805
		337,533
Household Products - 0.3%
Central Garden & Pet Co.	980,809	12,339
Central Garden & Pet Co. Class A (non-vtg.) (a)	859,647	10,522
Colgate-Palmolive Co.	492,650	32,515
		55,376
Personal Products - 1.0%
Avon Products, Inc.	5,980,200	215,347
Prestige Brands Holdings, Inc. (a)	620,068	7,757
		223,104
Tobacco - 0.5%
Altria Group, Inc.	1,190,600	79,139
British American Tobacco PLC	819,446	26,534
		105,673
TOTAL CONSUMER STAPLES		1,065,509
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.8%
Energy Equipment & Services - 6.9%
Baker Hughes, Inc.	1,207,960	$ 95,489
Cameron International Corp. (a)	1,780,800	138,902
ENSCO International, Inc.	1,015,000	61,986
FMC Technologies, Inc. (a)	1,806,100	165,294
GlobalSantaFe Corp.	927,820	66,534
Halliburton Co.	1,848,200	66,572
Hanover Compressor Co. (a)	2,757,939	65,722
Hornbeck Offshore Services, Inc. (a)	154,275	6,642
Key Energy Services, Inc. (a)	2,552,950	38,932
National Oilwell Varco, Inc. (a)	2,498,970	300,151
Noble Corp.	709,800	72,726
Oceaneering International, Inc. (a)	325,420	18,276
Smith International, Inc.	3,053,700	187,528
Subsea 7, Inc. (a)	196,000	4,699
Superior Energy Services, Inc. (a)	1,302,300	52,509
Transocean, Inc. (a)	720,228	77,388
Weatherford International Ltd. (a)	1,804,548	99,846
		1,519,196
Oil, Gas & Consumable Fuels - 3.9%
Arch Coal, Inc.	2,268,100	67,794
Cabot Oil & Gas Corp.	2,248,800	76,909
Canadian Natural Resources Ltd.	769,100	52,785
Cheniere Energy Partners LP	443,100	8,237
Copano Energy LLC	542,456	22,745
EOG Resources, Inc.	861,700	60,405
EXCO Resources, Inc. (a)	1,671,900	29,191
Foundation Coal Holdings, Inc. (e)	2,466,000	85,940
International Coal Group, Inc. (a)	216,900	881
Noble Energy, Inc.	633,300	38,720
Suncor Energy, Inc.	883,000	79,840
Ultra Petroleum Corp. (a)	1,328,355	73,445
Valero Energy Corp.	2,543,800	170,460
Williams Companies, Inc.	3,181,800	102,613
		869,965
TOTAL ENERGY		2,389,161
FINANCIALS - 13.8%
Capital Markets - 1.1%
Ares Capital Corp.	1,843,782	28,745
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bank New York Mellon Corp.	306,982	$ 13,062
Bear Stearns Companies, Inc.	404,000	48,973
Janus Capital Group, Inc.	409,800	12,319
Legg Mason, Inc.	909,700	81,873
State Street Corp.	407,300	27,301
TD Ameritrade Holding Corp. (a)(d)	2,208,750	37,438
		249,711
Commercial Banks - 1.8%
Appalachian Bancshares, Inc. (a)	145,137	2,379
Associated Banc-Corp.	433,958	12,472
Boston Private Financial Holdings, Inc.	816,289	20,807
Colonial Bancgroup, Inc.	618,100	13,481
Commerce Bancorp, Inc.	1,783,815	59,669
Popular, Inc. (d)	905,100	11,938
U.S. Bancorp, Delaware	542,400	16,245
UCBH Holdings, Inc.	1,939,523	31,886
UnionBanCal Corp.	1,021,332	56,439
Wachovia Corp.	2,023,567	95,533
Zions Bancorp	889,800	66,335
		387,184
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	1,266,514	18,580
Capital One Financial Corp. (d)	1,826,400	129,236
Cash America International, Inc.	716,998	26,256
		174,072
Diversified Financial Services - 0.8%
Bank of America Corp.	2,371,360	112,450
JPMorgan Chase & Co.	1,089,500	47,949
Maiden Holdings Ltd. (a)(f)	833,900	8,339
		168,738
Insurance - 3.2%
AFLAC, Inc.	1,279,520	66,689
AMBAC Financial Group, Inc. (d)	1,221,500	82,024
Assurant, Inc.	201,000	10,195
Genworth Financial, Inc. Class A (non-vtg.)	804,400	24,550
Marsh & McLennan Companies, Inc.	4,119,651	113,496
MBIA, Inc.	1,958,200	109,855
MetLife, Inc.	613,690	36,956
Montpelier Re Holdings Ltd.	435,400	6,901
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp.	976,300	$ 45,261
Principal Financial Group, Inc.	77,600	4,376
Prudential Financial, Inc.	682,500	60,490
The Travelers Companies, Inc.	1,710,820	86,875
Willis Group Holdings Ltd.	1,577,500	64,031
		711,699
Real Estate Investment Trusts - 3.6%
Alexandria Real Estate Equities, Inc.	425,800	36,674
American Campus Communities, Inc.	352,030	8,994
American Financial Realty Trust (SBI)	2,873,400	25,200
Annaly Capital Management, Inc.	1,944,000	28,091
BRE Properties, Inc. Class A (d)	867,686	43,844
Developers Diversified Realty Corp.	1,100,900	52,843
Duke Realty LP	2,177,300	71,176
Education Realty Trust, Inc.	1,052,400	13,839
General Growth Properties, Inc.	2,528,750	121,329
GMH Communities Trust	871,300	7,319
Health Care Property Investors, Inc.	2,159,600	58,828
Highwoods Properties, Inc. (SBI)	304,900	9,918
Kimco Realty Corp.	1,371,600	51,202
Public Storage	900,334	63,104
Senior Housing Properties Trust (SBI)	143,800	2,485
Simon Property Group, Inc.	512,200	44,321
UDR, Inc.	1,953,200	45,099
Vornado Realty Trust (d)	1,042,600	111,589
		795,855
Thrifts & Mortgage Finance - 2.5%
BankUnited Financial Corp. Class A	102,400	1,724
Countrywide Financial Corp.	2,660,158	74,937
Fannie Mae	2,830,700	169,389
Freddie Mac	2,482,400	142,167
Hudson City Bancorp, Inc.	4,813,700	58,823
New York Community Bancorp, Inc.	1,895,600	30,766
People's United Financial, Inc.	2,310,590	37,247
Radian Group, Inc.	1,163,428	39,219
		554,272
TOTAL FINANCIALS		3,041,531
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.6%
Biotechnology - 0.7%
Amgen, Inc. (a)	1,434,180	$ 77,073
Cephalon, Inc. (a)	1,031,900	77,537
Molecular Insight Pharmaceuticals, Inc. (d)	232,300	1,882
		156,492
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)(d)	867,800	15,863
Baxter International, Inc.	3,465,782	182,300
Becton, Dickinson & Co.	1,448,760	110,627
C.R. Bard, Inc.	287,000	22,521
Covidien Ltd. (a)	1,860,267	76,178
Wright Medical Group, Inc. (a)	1,505,200	36,441
		443,930
Health Care Providers & Services - 3.4%
Brookdale Senior Living, Inc.	1,037,750	41,520
Community Health Systems, Inc. (a)	3,218,000	125,180
DaVita, Inc. (a)	2,140,200	113,302
Health Net, Inc. (a)	1,680,900	83,272
Humana, Inc. (a)	325,700	20,874
McKesson Corp.	2,342,300	135,291
Medco Health Solutions, Inc. (a)	1,278,800	103,928
Universal Health Services, Inc. Class B	2,306,880	120,973
		744,340
Health Care Technology - 0.1%
IMS Health, Inc.	740,900	20,842
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	1,379,600	70,608
Pharmaceuticals - 2.1%
Alpharma, Inc. Class A (e)	3,373,578	83,631
Barr Pharmaceuticals, Inc. (a)	650,900	33,339
Endo Pharmaceuticals Holdings, Inc. (a)	134,100	4,561
MGI Pharma, Inc. (a)	3,954,274	98,975
Schering-Plough Corp.	4,983,650	142,233
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,153,000	90,469
		453,208
TOTAL HEALTH CARE		1,889,420
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.6%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	1,064,100	$ 61,196
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,952,700	147,858
Airlines - 0.1%
Delta Air Lines, Inc. (a)	779,400	13,889
Building Products - 0.7%
Masco Corp.	5,937,700	161,565
Commercial Services & Supplies - 2.3%
ACCO Brands Corp. (a)	1,336,383	27,636
Allied Waste Industries, Inc. (a)	13,009,908	167,438
Cintas Corp.	2,615,200	95,612
Equifax, Inc.	760,100	30,754
The Brink's Co. (e)	3,112,121	190,306
		511,746
Construction & Engineering - 1.1%
Fluor Corp.	1,623,062	187,480
Washington Group International, Inc. (a)	626,370	50,310
		237,790
Industrial Conglomerates - 0.4%
Tyco International Ltd.	1,860,267	87,972
Machinery - 2.6%
Albany International Corp. Class A	538,339	20,177
Briggs & Stratton Corp. (d)(e)	2,603,700	73,841
Bucyrus International, Inc. Class A	894,500	56,854
Deere & Co.	1,156,900	139,314
Eaton Corp.	120,200	11,681
Illinois Tool Works, Inc.	2,660,600	146,466
Pentair, Inc.	3,213,800	116,340
Wabash National Corp.	1,355,987	17,235
		581,908
Road & Rail - 1.0%
Canadian National Railway Co.	912,100	47,473
Con-way, Inc.	1,492,600	73,720
CSX Corp.	224,500	10,644
Laidlaw International, Inc.	2,554,600	86,856
Ryder System, Inc.	102,400	5,567
		224,260
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(d)	1,287,500	$ 19,261
Williams Scotsman International, Inc. (a)	1,353,507	36,748
		56,009
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	907,776	36,120
TOTAL INDUSTRIALS		2,120,313
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR	9,083,265	105,366
Andrew Corp. (a)	2,842,400	39,964
Avocent Corp. (a)	2,451,718	67,054
Dycom Industries, Inc. (a)(d)(e)	3,906,100	109,175
Motorola, Inc.	7,484,800	127,167
Nortel Networks Corp. (a)	2,323,810	50,432
Powerwave Technologies, Inc. (a)	3,407,700	22,286
		521,444
Computers & Peripherals - 2.9%
Avid Technology, Inc. (a)(d)	130,435	4,187
Diebold, Inc.	1,341,200	67,959
Intermec, Inc. (a)(d)(e)	5,861,567	150,232
NCR Corp. (a)	819,220	42,780
Network Appliance, Inc. (a)	2,955,115	83,748
SanDisk Corp. (a)	1,636,600	87,771
Seagate Technology (d)	7,105,031	167,039
Sun Microsystems, Inc. (a)	6,659,700	33,964
		637,680
Electronic Equipment & Instruments - 4.9%
Agilent Technologies, Inc. (a)	5,763,200	219,866
Arrow Electronics, Inc. (a)	3,617,500	138,261
Avnet, Inc. (a)	4,396,935	166,556
CDW Corp.	388,500	32,700
Flextronics International Ltd. (a)	16,393,000	183,110
Ingram Micro, Inc. Class A (a)	2,418,300	48,487
Itron, Inc. (a)(d)	530,413	42,131
Jabil Circuit, Inc.	3,963,035	89,287
Molex, Inc.	3,421,900	96,977
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tektronix, Inc.	217,000	$ 7,128
Tyco Electronics Ltd. (a)	1,860,267	66,635
		1,091,138
Internet Software & Services - 1.0%
Open Text Corp. (a)	237,100	4,459
ValueClick, Inc. (a)	1,739,100	37,182
VeriSign, Inc. (a)	2,162,500	64,205
Yahoo!, Inc. (a)	4,806,400	111,749
		217,595
IT Services - 1.3%
Mastercard, Inc. Class A	307,400	49,430
MoneyGram International, Inc.	1,242,300	31,790
Perot Systems Corp. Class A (a)	2,061,079	31,370
Satyam Computer Services Ltd. sponsored ADR	753,500	20,088
The Western Union Co.	3,979,900	79,399
Unisys Corp. (a)	9,231,308	74,681
		286,758
Office Electronics - 1.2%
Xerox Corp. (a)	15,141,910	264,378
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)(d)	5,448,000	73,766
Applied Materials, Inc.	5,725,400	126,188
ASML Holding NV (NY Shares) (a)	4,597,500	135,902
Atmel Corp. (a)	4,765,600	25,687
Fairchild Semiconductor International, Inc. (a)(e)	8,461,410	154,421
Integrated Device Technology, Inc. (a)	3,823,200	62,203
Intersil Corp. Class A	3,837,520	112,247
LSI Corp. (a)	3,380,500	24,340
Maxim Integrated Products, Inc.	1,624,200	51,487
MKS Instruments, Inc. (a)	1,698,970	38,567
National Semiconductor Corp.	6,831,700	177,556
Standard Microsystems Corp. (a)(e)	1,348,232	45,017
		1,027,381
Software - 1.3%
Electronic Arts, Inc. (a)	1,824,306	88,734
Fair Isaac Corp.	1,584,021	62,189
Parametric Technology Corp. (a)(d)	1,442,900	25,438
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	1,840,689	$ 27,242
Symantec Corp. (a)	4,268,655	81,958
		285,561
TOTAL INFORMATION TECHNOLOGY		4,331,935
MATERIALS - 3.6%
Chemicals - 1.4%
Arkema sponsored ADR (a)	238,300	15,430
Celanese Corp. Class A	1,029,695	38,614
Chemtura Corp.	10,827,677	112,933
Cytec Industries, Inc.	642,600	43,048
Georgia Gulf Corp. (d)	554,283	8,974
H.B. Fuller Co.	1,531,800	42,324
Lubrizol Corp.	592,354	37,117
		298,440
Containers & Packaging - 1.5%
Owens-Illinois, Inc. (a)(e)	8,465,600	338,455
Metals & Mining - 0.7%
Alcoa, Inc.	2,515,240	96,082
Arcelor Mittal (NY Shares) Class A	217,000	13,241
Compass Minerals International, Inc.	1,117,744	36,707
Titanium Metals Corp. (a)	550,700	18,404
		164,434
TOTAL MATERIALS		801,329
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	5,677,440	222,329
Cbeyond, Inc. (a)	216,934	7,673
NeuStar, Inc. Class A (a)	650,900	18,772
Telenor ASA sponsored ADR	657,300	36,250
Verizon Communications, Inc.	2,194,900	93,547
		378,571
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)	1,005,900	36,464
Dobson Communications Corp. Class A (a)	2,367,800	29,479
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
MTN Group Ltd.	1,182,300	$ 16,747
Sprint Nextel Corp. (d)	6,968,100	143,055
		225,745
TOTAL TELECOMMUNICATION SERVICES		604,316
UTILITIES - 6.5%
Electric Utilities - 3.8%
Allegheny Energy, Inc. (a)	1,769,100	92,400
American Electric Power Co., Inc.	1,855,300	80,687
DPL, Inc.	2,813,444	74,781
Edison International	2,055,280	108,704
Entergy Corp.	1,390,760	139,020
FirstEnergy Corp.	1,435,900	87,231
FPL Group, Inc.	1,261,600	72,832
PPL Corp.	2,594,632	122,311
Reliant Energy, Inc. (a)	2,800,319	71,912
		849,878
Gas Utilities - 0.3%
Equitable Resources, Inc.	1,667,113	78,538
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	2,502,500	49,174
Constellation Energy Group, Inc.	1,403,959	117,652
NRG Energy, Inc. (a)	3,572,000	137,701
TXU Corp.	963,600	62,875
		367,402
Multi-Utilities - 0.7%
CMS Energy Corp.	1,845,600	29,825
Public Service Enterprise Group, Inc.	1,349,700	116,277
		146,102
TOTAL UTILITIES		1,441,920
TOTAL COMMON STOCKS (Cost $18,588,948)		21,730,146
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	681,200	$ 31,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $31,569)		31,029
Corporate Bonds - 0.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 13,160	15,145
Nonconvertible Bonds - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	13,033
TOTAL CORPORATE BONDS (Cost $27,368)		28,178
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	341,573,792	341,574
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	511,407,208	511,407
TOTAL MONEY MARKET FUNDS (Cost $852,981)		852,981
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $29,848)	$ 29,852	$ 29,848
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $19,530,714)		22,672,182
NET OTHER ASSETS - (2.6)%		(582,469)
NET ASSETS - 100%		$ 22,089,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,339,000 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,848,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 5,359
Merrill Lynch Government Securities, Inc.	24,489
$ 29,848
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24,584
Fidelity Securities Lending Cash Central Fund	3,613
Total	$ 28,197
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alaska Communication Systems Group, Inc.	$ 31,234	$ -	$ 32,497	$ -	$ -
Alpharma, Inc. Class A	-	89,476	-	-	83,631
Briggs & Stratton Corp.	55,660	12,149	-	1,534	73,841
Brunswick Corp.	81,050	85,203	-	1,544	142,948
Celestica, Inc. (sub. vtg.)	103,682	-	73,567	-	-
Ceridian Corp.	165,508	-	207,542	-	-
Cott Corp.	28,929	28,024	5,015	-	44,933
Dycom Industries, Inc.	91,051	-	-	-	109,175
Ethan Allen Interiors, Inc.	22,533	53,229	-	1,077	70,720
Fairchild Semiconductor International, Inc.	99,963	37,280	-	-	154,421
Foundation Coal Holdings, Inc.	50,238	37,984	-	351	85,940
Group 1 Automotive, Inc.	-	51,567	-	172	46,127
Hewitt Associates, Inc. Class A	93,162	-	108,805	-	-
Intermec, Inc.	43,218	92,205	-	-	150,232
Laidlaw International, Inc.	125,071	-	59,459	2,899	-
Owens-Illinois, Inc.	145,914	-	12,851	-	338,455
Polaris Industries, Inc.	15,749	86,787	-	921	97,348
Rare Hospitality International, Inc.	23,944	43,769	-	-	58,939
Standard Microsystems Corp.	-	43,776	-	-	45,017
Symbol Technologies, Inc.	198,839	-	199,772	-	-
The Brink's Co.	93,663	73,103	-	946	190,306
Winnebago Industries, Inc.	-	78,673	-	533	63,950
Total	$ 1,469,408	$ 813,225	$ 699,508	$ 9,977	$ 1,755,983
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $19,530,324,000. Net unrealized appreciation aggregated $3,081,858,000, of which $4,071,847,000 related to appreciated investment securities and $989,989,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007